Fees Summary	Dec. 13, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,512,300
Previously Paid Amount	0.00
Total Fee Amount	843.93
Total Offset Amount	0.00
Net Fee	843.93
Narrative - Max Aggregate Offering Price	$ 5,512,300
Final Prospectus	true